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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2002
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                          Whitney Holdings LLC
                ----------------------------------------------
Address:                       177 Broad Street
                ----------------------------------------------
                               Stamford, CT 06901
                ----------------------------------------------

13F File Number:        28-05743
                ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Daniel J. O'Brien
                ----------------------------------------------
Title:                         Managing Member
                ----------------------------------------------
Phone:                         203-973-1440
                ----------------------------------------------

Signature, Place, and Date of Signing:

                                  Stamford, CT           February 12, 2003
------------------------     --------------------     ------------------------
        [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     13F File Number                    Name

     28-

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                            ----------------------

Form 13F Information Table Entry Total:              57
                                            ----------------------

Form 13F Information Table Value Total:     $241,954  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name

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                                              13F INFORMATION TABLE
                                                DECEMBER 31, 2002

                COLUMN 1                        COLUMN 2          COLUMN 3         COLUMN 4                     COLUMN 5
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES OR
                                                TITLE OF                            VALUE       -------------------------
             NAME OF ISSUER                      CLASS             CUSIP           (X$1000)               PRN AMT           SH/PRN
-----------------------------------------------------------------------------------------------------------------------------------

 1 ARGOSY GAMING COMPANY                          COMMON            040228108         3,226                       170,400     SH
 2 ACTION PERFORMANCE COMPANIES, INC.             COMMON            004933107         1,558                        82,000     SH
 3 ACTIVISON INC.                                 COMMON            004930202         4,431                       303,700     SH
 4 AFTERMARKET TECHNOLOGY CORP                    COMMON            008318107         7,075                       487,900     SH
 5 AMN HEALTHCARE SERVICES INC.                   COMMON            001744101         2,411                       142,600     SH
 6 APPLIED MICRO CIRCUITS                         COMMON            03822W109         1,845                       500,000     SH
 7 BARRA INC                                      COMMON            068313105         1,779                        58,670     SH
 8 CRYPTLOGIC                                     COMMON            228906103         2,266                       478,976     SH
 9 FINISH LINE INC-CIL A                          COMMON            317923100           348                        33,000     SH
10 GENTIVA HEALTH SERVICES                        COMMON            37247a102         1,351                       153,300     SH
11 GRIC COMMUNICATIONS INC.                       COMMON            398081109           551                       222,300     SH
12 INSIGHT ENTERPRISES INC.                       COMMON            45765u103         5,734                       690,000     SH
13 INVESTMENT TECHNOLOGY GROUP                    COMMON            46145F105           671                        30,000     SH
14 ITT EDUCATIONAL SERVICES, INC.                 COMMON            45068B109         6,359                       270,000     SH
15 M&F WORLDWIDE CORP                             COMMON            552541104         4,320                       800,000     SH
16 MULTIMEDIA GAMES INC                           COMMON            625453105         8,552                       311,449     SH
17 ON ASSIGNMENT, INC.                            COMMON            682159108         3,087                       362,324     SH
18 AMBASSADORS INTERNATIONAL                      COMMON            023178106         2,565                       285,287     SH
19 INFOUSA INC. NEW                               COMMON            456818301         2,737                       550,800     SH
20 INTERACTIVE DATA CORP.                         COMMON            45840J107         2,978                       216,600     SH
21 MOORE CORP                                     COMMON            615785102        12,782                     1,404,600     SH
22 VERITAS SOFTWARE CORP                          COMMON            923436109         1,079                        69,106     SH
23 INTERNATIONAL SPEEDWAY CORPORATION             COMMON            460335201        20,528                       550,500     SH
24 FOOTLOKER, INC.                                COMMON            344849104        16,924                     1,611,800     SH
25 PRINCIPAL FINANCIAL GROUP                      COMMON            74251V102         8,247                       273,700     SH
26 WADDELL AND REED FINANCIAL                     COMMON            930059100         3,316                       168,600     SH
27 ENDO PHARMA HOLDINGS                           COMMON            29264F205         1,966                       255,300     SH
28 LABORATORY CORP OF AMERICA HOLDINGS            COMMON            50540R409        16,261                       699,684     SH
29 SONIC INNOVATIONS                              COMMON            83545M109         2,204                       578,500     SH
30 US ONCOLOGY INC.                               COMMON            90338W103         9,408                     1,085,100     SH


                                                         COLUMN 6         COLUMN 7            COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         VOTING AUTHORITY
                                              PUT/     INVESTMENT          OTHER       --------------------
                                              CALL     DISCRETION         MANAGERS             SOLE             SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------

 1 ARGOSY GAMING COMPANY                              SHARED-DEFINED         NONE                 170,400
 2 ACTION PERFORMANCE COMPANIES, INC.                 SHARED-DEFINED         NONE                  82,000
 3 ACTIVISON INC.                                     SHARED-DEFINED         NONE                 303,700
 4 AFTERMARKET TECHNOLOGY CORP                        SHARED-DEFINED         NONE                 487,900
 5 AMN HEALTHCARE SERVICES INC.                       SHARED-DEFINED         NONE                 142,600
 6 APPLIED MICRO CIRCUITS                             SHARED-DEFINED         NONE                 500,000
 7 BARRA INC                                          SHARED-DEFINED         NONE                  58,670
 8 CRYPTLOGIC                                         SHARED-DEFINED         NONE                 478,976
 9 FINISH LINE INC-CIL A                              SHARED-DEFINED         NONE                  33,000
10 GENTIVA HEALTH SERVICES                            SHARED-DEFINED         NONE                 153,300
11 GRIC COMMUNICATIONS INC.                           SHARED-DEFINED         NONE                 222,300
12 INSIGHT ENTERPRISES INC.                           SHARED-DEFINED         NONE                 690,000
13 INVESTMENT TECHNOLOGY GROUP                        SHARED-DEFINED         NONE                  30,000
14 ITT EDUCATIONAL SERVICES, INC.                     SHARED-DEFINED         NONE                 270,000
15 M&F WORLDWIDE CORP                                 SHARED-DEFINED         NONE                 800,000
16 MULTIMEDIA GAMES INC                               SHARED-DEFINED         NONE                 311,449
17 ON ASSIGNMENT, INC.                                SHARED-DEFINED         NONE                 362,324
18 AMBASSADORS INTERNATIONAL                          SHARED-DEFINED         NONE                 285,287
19 INFOUSA INC. NEW                                   SHARED-DEFINED         NONE                 550,800
20 INTERACTIVE DATA CORP.                             SHARED-DEFINED         NONE                 216,600
21 MOORE CORP                                         SHARED-DEFINED         NONE               1,404,600
22 VERITAS SOFTWARE CORP                              SHARED-DEFINED         NONE                  69,106
23 INTERNATIONAL SPEEDWAY CORPORATION                 SHARED-DEFINED         NONE                 550,500
24 FOOTLOKER, INC.                                    SHARED-DEFINED         NONE               1,611,800
25 PRINCIPAL FINANCIAL GROUP                          SHARED-DEFINED         NONE                 273,700
26 WADDELL AND REED FINANCIAL                         SHARED-DEFINED         NONE                 168,600
27 ENDO PHARMA HOLDINGS                               SHARED-DEFINED         NONE                 255,300
28 LABORATORY CORP OF AMERICA HOLDINGS                SHARED-DEFINED         NONE                 699,684
29 SONIC INNOVATIONS                                  SHARED-DEFINED         NONE                 578,500
30 US ONCOLOGY INC.                                   SHARED-DEFINED         NONE               1,085,100

                COLUMN 1                        COLUMN 2          COLUMN 3         COLUMN 4                     COLUMN 5
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES OR
                                                TITLE OF                            VALUE       -------------------------
             NAME OF ISSUER                      CLASS             CUSIP           (X$1000)               PRN AMT           SH/PRN
-----------------------------------------------------------------------------------------------------------------------------------

31 PERVASIVE SOFTWARE INC.                        COMMON            715710109           340                        82,600     SH
32 PROCURENET                                     COMMON            742804909             0                        10,000     SH
33 Penwest Pharmaceuticals                        COMMON            709754105         1,060                       100,000     SH
34 QUEBECOR WORLD INC. - CLASS B                  COMMON            748193208           728                       864,384     SH
35 Quantum Corporation                            COMMON            747906204         1,312                       491,400     SH
36 RADIOLOGIC                                     COMMON            75040k109           776                       336,100     SH
37 SCS TRANSPORTATION                             COMMON            81111T102           123                        12,440     SH
38 SYBASE INC.                                    COMMON            871130100         6,165                       460,100     SH
39 USinternetworking, Inc.                        COMMON            917311805           356                     2,736,226     SH
40 SpectraSite Holdings, Inc.                     COMMON            84760T100           551                     9,176,837     SH
41 TBM Holdings Inc.                              COMMON            872197108         1,771                     1,416,667     SH
42 CareScience, Inc.                              COMMON            141726109         2,508                     2,639,948     SH
43 Medsource                                      COMMON            58505Y103        25,332                     3,903,289     SH
44 Waters Corporation                             COMMON            941848103         7,823                       359,200     SH
45 NMT Medical, Inc.                              COMMON            629294109         7,587                     2,504,010     SH
46 Briazz Inc.                                    COMMON            10782M104           234                       836,021     SH
47 Iona Technologies Plc                          COMMON            46206P109           101                        35,280     SH
48 Iona Technologies Plc (escrow shs)             COMMON            46206P109           114                        40,026     SH
49 Aviall Services Inc.                           COMMON            05366B102         6,541                       812,500     SH
50 Integrated Defense Technologies                COMMON            45819B101        11,699                       806,846     SH
51 Orbital Sciences                               COMMON            685564106            39                         9,166     SH
52 Eon Labs                                       COMMON             29412E10         3,178                       168,053     SH
                                                                                                                              SH
                         WARRANTS                                                                                             SH
 1 Integrated Defense Technologies               Warrants           45819B101           401                        27,682     SH
 2 XM Satellite Radio -                          Warrants           98375Y114             5                         5,000     SH
 3 Women First Healthcare -                      Warrants           978150100             0                       910,412     SH
 4 Metricom -                                    Warrants           591596135            25                            25     SH
 5 CD Radio -                                    Warrants           125127134             6


                                                         COLUMN 6         COLUMN 7            COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         VOTING AUTHORITY
                                              PUT/     INVESTMENT          OTHER       --------------------
                                              CALL     DISCRETION         MANAGERS             SOLE             SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------

31 PERVASIVE SOFTWARE INC.                            SHARED-DEFINED         NONE                  82,600
32 PROCURENET                                         SHARED-DEFINED         NONE                  10,000
33 Penwest Pharmaceuticals                            SHARED-DEFINED         NONE                 100,000
34 QUEBECOR WORLD INC. - CLASS B                      SHARED-DEFINED         NONE                 864,384
35 Quantum Corporation                                SHARED-DEFINED         NONE                 491,400
36 RADIOLOGIC                                         SHARED-DEFINED         NONE                 336,100
37 SCS TRANSPORTATION                                 SHARED-DEFINED         NONE                  12,440
38 SYBASE INC.                                        SHARED-DEFINED         NONE                 460,100
39 USinternetworking, Inc.                            SHARED-DEFINED         NONE               2,736,226
40 SpectraSite Holdings, Inc.                         SHARED-DEFINED         NONE               9,176,837
41 TBM Holdings Inc.                                  SHARED-DEFINED         NONE               1,416,667
42 CareScience, Inc.                                  SHARED-DEFINED         NONE               2,639,948
43 Medsource                                          SHARED-DEFINED         NONE               3,903,289
44 Waters Corporation                                 SHARED-DEFINED         NONE                 359,200
45 NMT Medical, Inc.                                  SHARED-DEFINED         NONE               2,504,010
46 Briazz Inc.                                        SHARED-DEFINED         NONE                 836,021
47 Iona Technologies Plc                              SHARED-DEFINED         NONE                  35,280
48 Iona Technologies Plc (escrow shs)                 SHARED-DEFINED         NONE                  40,026
49 Aviall Services Inc.                               SHARED-DEFINED         NONE                 812,500
50 Integrated Defense Technologies                    SHARED-DEFINED         NONE                 806,846
51 Orbital Sciences                                   SHARED-DEFINED         NONE                   9,166
52 Eon Labs (Whitney & Co)                            SHARED-DEFINED         NONE                 168,053
                                                      SHARED-DEFINED         NONE
                         WARRANTS                     SHARED-DEFINED         NONE
 1 Integrated Defense Technologies (warrants)         SHARED-DEFINED         NONE                                          27,682
 2 XM Satellite Radio - Warrants                      SHARED-DEFINED         NONE                                           5,000
 3 Women First Healthcare - Warrants                  SHARED-DEFINED         NONE                                         910,412
 4 Metricom - Warrants                                SHARED-DEFINED         NONE                                              25
 5 CD Radio - Warrants